Offerings	Oct. 09, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01531%
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the US$50,000,000,000 of securities covered by this Registration Statement includes US$9,050,970,850.00 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the Registration Statement on
Form F-3
under the Securities Act (File
No. 333-261476)
filed on December 3, 2021, as amended
by Pre-Effective Amendment
No. 1 thereto filed on December 27, 2021. Pursuant to Rule 415(a)(6) under the Securities Act, US$839,025.00 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Commission rules, the Registrant may continue to offer and sell the Unsold Securities during the grace period afforded by Rule 415(a)(5). If the Registrant sells any Unsold Securities during the grace period, the Registrant will identify in a pre-effective amendment
to this Registration Statement the new amount of Unsold Securities to be carried forward to this Registration Statement in reliance upon Rule 415(a)(6) and any filing fee paid in connection with such Unsold Securities and the amount of any new securities to be registered. On October 9, 2024, the Registrant paid US$6,086,564.17 covering $39,755,481,210.00 of newly registered securities, in connection with the initial filing of this Registration Statement, and US$182,732.19 of filing fees was paid herewith in connection with an additional $1,193,547,940.00 of newly registered securities, prior to the filing of this Amendment No. 1.
(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-
mak
ing transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may or may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01531%
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the US$50,000,000,000 of securities covered by this Registration Statement includes US$9,050,970,850.00 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the Registration Statement on
Form F-3
under the Securities Act (File
No. 333-261476)
filed on December 3, 2021, as amended
by Pre-Effective Amendment
No. 1 thereto filed on December 27, 2021. Pursuant to Rule 415(a)(6) under the Securities Act, US$839,025.00 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Commission rules, the Registrant may continue to offer and sell the Unsold Securities during the grace period afforded by Rule 415(a)(5). If the Registrant sells any Unsold Securities during the grace period, the Registrant will identify in a pre-effective amendment
to this Registration Statement the new amount of Unsold Securities to be carried forward to this Registration Statement in reliance upon Rule 415(a)(6) and any filing fee paid in connection with such Unsold Securities and the amount of any new securities to be registered. On October 9, 2024, the Registrant paid US$6,086,564.17 covering $39,755,481,210.00 of newly registered securities, in connection with the initial filing of this Registration Statement, and US$182,732.19 of filing fees was paid herewith in connection with an additional $1,193,547,940.00 of newly registered securities, prior to the filing of this Amendment No. 1.
(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-
mak
ing transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may or may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01531%
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the US$50,000,000,000 of securities covered by this Registration Statement includes US$9,050,970,850.00 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the Registration Statement on
Form F-3
under the Securities Act (File
No. 333-261476)
filed on December 3, 2021, as amended
by Pre-Effective Amendment
No. 1 thereto filed on December 27, 2021. Pursuant to Rule 415(a)(6) under the Securities Act, US$839,025.00 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Commission rules, the Registrant may continue to offer and sell the Unsold Securities during the grace period afforded by Rule 415(a)(5). If the Registrant sells any Unsold Securities during the grace period, the Registrant will identify in a pre-effective amendment
to this Registration Statement the new amount of Unsold Securities to be carried forward to this Registration Statement in reliance upon Rule 415(a)(6) and any filing fee paid in connection with such Unsold Securities and the amount of any new securities to be registered. On October 9, 2024, the Registrant paid US$6,086,564.17 covering $39,755,481,210.00 of newly registered securities, in connection with the initial filing of this Registration Statement, and US$182,732.19 of filing fees was paid herewith in connection with an additional $1,193,547,940.00 of newly registered securities, prior to the filing of this Amendment No. 1.
(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-
mak
ing transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may or may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.01531%
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the US$50,000,000,000 of securities covered by this Registration Statement includes US$9,050,970,850.00 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the Registration Statement on
Form F-3
under the Securities Act (File
No. 333-261476)
filed on December 3, 2021, as amended
by Pre-Effective Amendment
No. 1 thereto filed on December 27, 2021. Pursuant to Rule 415(a)(6) under the Securities Act, US$839,025.00 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Commission rules, the Registrant may continue to offer and sell the Unsold Securities during the grace period afforded by Rule 415(a)(5). If the Registrant sells any Unsold Securities during the grace period, the Registrant will identify in a pre-effective amendment
to this Registration Statement the new amount of Unsold Securities to be carried forward to this Registration Statement in reliance upon Rule 415(a)(6) and any filing fee paid in connection with such Unsold Securities and the amount of any new securities to be registered. On October 9, 2024, the Registrant paid US$6,086,564.17 covering $39,755,481,210.00 of newly registered securities, in connection with the initial filing of this Registration Statement, and US$182,732.19 of filing fees was paid herewith in connection with an additional $1,193,547,940.00 of newly registered securities, prior to the filing of this Amendment No. 1.
(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-
mak
ing transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may or may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered	1,193,547,940
Maximum Aggregate Offering Price	$ 1,193,547,940
Fee Rate	0.01531%
Amount of Registration Fee	$ 182,732.19
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the US$50,000,000,000 of securities covered by this Registration Statement includes US$9,050,970,850.00 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the Registration Statement on
Form F-3
under the Securities Act (File
No. 333-261476)
filed on December 3, 2021, as amended
by Pre-Effective Amendment
No. 1 thereto filed on December 27, 2021. Pursuant to Rule 415(a)(6) under the Securities Act, US$839,025.00 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Commission rules, the Registrant may continue to offer and sell the Unsold Securities during the grace period afforded by Rule 415(a)(5). If the Registrant sells any Unsold Securities during the grace period, the Registrant will identify in a pre-effective amendment
to this Registration Statement the new amount of Unsold Securities to be carried forward to this Registration Statement in reliance upon Rule 415(a)(6) and any filing fee paid in connection with such Unsold Securities and the amount of any new securities to be registered. On October 9, 2024, the Registrant paid US$6,086,564.17 covering $39,755,481,210.00 of newly registered securities, in connection with the initial filing of this Registration Statement, and US$182,732.19 of filing fees was paid herewith in connection with an additional $1,193,547,940.00 of newly registered securities, prior to the filing of this Amendment No. 1.
(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-
mak
ing transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may or may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-261476
Carry Forward Initial Effective Date	Dec. 29, 2021
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the US$50,000,000,000 of securities covered by this Registration Statement includes US$9,050,970,850.00 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the Registration Statement on
Form F-3
under the Securities Act (File
No. 333-261476)
filed on December 3, 2021, as amended
by Pre-Effective Amendment
No. 1 thereto filed on December 27, 2021. Pursuant to Rule 415(a)(6) under the Securities Act, US$839,025.00 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Commission rules, the Registrant may continue to offer and sell the Unsold Securities during the grace period afforded by Rule 415(a)(5). If the Registrant sells any Unsold Securities during the grace period, the Registrant will identify in a pre-effective amendment
to this Registration Statement the new amount of Unsold Securities to be carried forward to this Registration Statement in reliance upon Rule 415(a)(6) and any filing fee paid in connection with such Unsold Securities and the amount of any new securities to be registered. On October 9, 2024, the Registrant paid US$6,086,564.17 covering $39,755,481,210.00 of newly registered securities, in connection with the initial filing of this Registration Statement, and US$182,732.19 of filing fees was paid herewith in connection with an additional $1,193,547,940.00 of newly registered securities, prior to the filing of this Amendment No. 1.
(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-
mak
ing transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may or may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-261476
Carry Forward Initial Effective Date	Dec. 29, 2021
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the US$50,000,000,000 of securities covered by this Registration Statement includes US$9,050,970,850.00 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the Registration Statement on
Form F-3
under the Securities Act (File
No. 333-261476)
filed on December 3, 2021, as amended
by Pre-Effective Amendment
No. 1 thereto filed on December 27, 2021. Pursuant to Rule 415(a)(6) under the Securities Act, US$839,025.00 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Commission rules, the Registrant may continue to offer and sell the Unsold Securities during the grace period afforded by Rule 415(a)(5). If the Registrant sells any Unsold Securities during the grace period, the Registrant will identify in a pre-effective amendment
to this Registration Statement the new amount of Unsold Securities to be carried forward to this Registration Statement in reliance upon Rule 415(a)(6) and any filing fee paid in connection with such Unsold Securities and the amount of any new securities to be registered. On October 9, 2024, the Registrant paid US$6,086,564.17 covering $39,755,481,210.00 of newly registered securities, in connection with the initial filing of this Registration Statement, and US$182,732.19 of filing fees was paid herewith in connection with an additional $1,193,547,940.00 of newly registered securities, prior to the filing of this Amendment No. 1.
(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-
mak
ing transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may or may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-261476
Carry Forward Initial Effective Date	Dec. 29, 2021
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the US$50,000,000,000 of securities covered by this Registration Statement includes US$9,050,970,850.00 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the Registration Statement on
Form F-3
under the Securities Act (File
No. 333-261476)
filed on December 3, 2021, as amended
by Pre-Effective Amendment
No. 1 thereto filed on December 27, 2021. Pursuant to Rule 415(a)(6) under the Securities Act, US$839,025.00 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Commission rules, the Registrant may continue to offer and sell the Unsold Securities during the grace period afforded by Rule 415(a)(5). If the Registrant sells any Unsold Securities during the grace period, the Registrant will identify in a pre-effective amendment
to this Registration Statement the new amount of Unsold Securities to be carried forward to this Registration Statement in reliance upon Rule 415(a)(6) and any filing fee paid in connection with such Unsold Securities and the amount of any new securities to be registered. On October 9, 2024, the Registrant paid US$6,086,564.17 covering $39,755,481,210.00 of newly registered securities, in connection with the initial filing of this Registration Statement, and US$182,732.19 of filing fees was paid herewith in connection with an additional $1,193,547,940.00 of newly registered securities, prior to the filing of this Amendment No. 1.
(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-
mak
ing transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may or may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-261476
Carry Forward Initial Effective Date	Dec. 29, 2021
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the US$50,000,000,000 of securities covered by this Registration Statement includes US$9,050,970,850.00 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the Registration Statement on
Form F-3
under the Securities Act (File
No. 333-261476)
filed on December 3, 2021, as amended
by Pre-Effective Amendment
No. 1 thereto filed on December 27, 2021. Pursuant to Rule 415(a)(6) under the Securities Act, US$839,025.00 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Commission rules, the Registrant may continue to offer and sell the Unsold Securities during the grace period afforded by Rule 415(a)(5). If the Registrant sells any Unsold Securities during the grace period, the Registrant will identify in a pre-effective amendment
to this Registration Statement the new amount of Unsold Securities to be carried forward to this Registration Statement in reliance upon Rule 415(a)(6) and any filing fee paid in connection with such Unsold Securities and the amount of any new securities to be registered. On October 9, 2024, the Registrant paid US$6,086,564.17 covering $39,755,481,210.00 of newly registered securities, in connection with the initial filing of this Registration Statement, and US$182,732.19 of filing fees was paid herewith in connection with an additional $1,193,547,940.00 of newly registered securities, prior to the filing of this Amendment No. 1.
(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-
mak
ing transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may or may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered	9,050,970,850
Maximum Aggregate Offering Price	$ 9,050,970,850
Carry Forward Form Type	F-3
Carry Forward File Number	333-261476
Carry Forward Initial Effective Date	Dec. 29, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 839,025
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the US$50,000,000,000 of securities covered by this Registration Statement includes US$9,050,970,850.00 aggregate principal amount or offering price of the Registrant’s securities (the “Unsold Securities”) that were previously registered by the Registrant on the Registration Statement on
Form F-3
under the Securities Act (File
No. 333-261476)
filed on December 3, 2021, as amended
by Pre-Effective Amendment
No. 1 thereto filed on December 27, 2021. Pursuant to Rule 415(a)(6) under the Securities Act, US$839,025.00 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Commission rules, the Registrant may continue to offer and sell the Unsold Securities during the grace period afforded by Rule 415(a)(5). If the Registrant sells any Unsold Securities during the grace period, the Registrant will identify in a pre-effective amendment
to this Registration Statement the new amount of Unsold Securities to be carried forward to this Registration Statement in reliance upon Rule 415(a)(6) and any filing fee paid in connection with such Unsold Securities and the amount of any new securities to be registered. On October 9, 2024, the Registrant paid US$6,086,564.17 covering $39,755,481,210.00 of newly registered securities, in connection with the initial filing of this Registration Statement, and US$182,732.19 of filing fees was paid herewith in connection with an additional $1,193,547,940.00 of newly registered securities, prior to the filing of this Amendment No. 1.
(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-
mak
ing transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)	Separate consideration may or may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.